Equity (Details) - Schedule of Share Options and the Weighted Averages of Their Exercise Prices - ₪ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Share Options and the Weighted Averages of Their Exercise Prices [Abstract]
Number of options, Outstanding at the beginning of year	1,673,850	1,674,950	348,182
Weighted average of exercise price per 1 ordinary share, Outstanding at the beginning of year	₪ 7	₪ 7.02	₪ 13.6
Number of options, Granted			1,370,000
Weighted average of exercise price per 1 ordinary share, Granted			₪ 5.81
Number of options, Forfeited	(32,500)	(1,100)	(42,778)
Weighted average of exercise price per 1 ordinary share, Forfeited	₪ 5.78	₪ 32.4	₪ 17.23
Number of options, Expired	(13,850)		(454)
Weighted average of exercise price per 1 ordinary share, Expired	₪ 32.4		₪ 410
Number of options, Outstanding at year end	1,627,500	1,673,850	1,674,950
Weighted average of exercise price per 1 ordinary share, Outstanding at year end	₪ 6.81	₪ 7	₪ 7.02
Number of options, Exercisable at year end	1,488,958	1,039,579	530,054
Weighted average of exercise price per 1 ordinary share, Exercisable at year end	₪ 6.91	₪ 7.57	₪ 8.78